Going Concern (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Going Concern [Abstract]
Accumulated deficit	$ (237,243)			¥ (1,609,713)	¥ (1,418,827)
Net loss	$ (28,134)	¥ (190,886)	¥ (675)